OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of operating segment
	2020
	Reconciliation to net income (loss) for the year
	Financial Revenue	Performance assessed by the company	Depreciation and amortization	Financial income	Financial expense	Income tax	Income (loss)
Natura &Co Latam	20,542,345	2,369,517	(874,584)	3,402,578	(3,891,641)	(428,191)	577,679
Avon International[1]	9,097,375	185,914	(814,678)	979,267	(1,442,216)	(121,603)	(1,213,315)
The Body Shop International[1]	5,332,922	935,255	(761,224)	82,736	(157,705)	(66,626)	32,436
Aesop International[1]	1,949,338	606,544	(268,092)	23,152	(72,056)	(55,219)	234,328
Corporate expenses	-	(731,889)	(278)	250,658	(210,192)	396,895	(294,806)
Consolidated	36,921,980	3,365,339	(2,718,856)	4,738,391	(5,773,810)	(274,744)	(663,678)

	2019
	Reconciliation to net income (loss) for the year
	Financial Revenue	Performance assessed by the company	Depreciation and amortization	Financial income	Financial expense	Income tax	Income (loss)
Natura &Co Latam	9,113,856	1,372,172	(370,953)	1,893,333	(2,613,294)	41,623	322,880
The Body Shop International[1]	4,028,660	806,357	(559,921)	44,953	(99,765)	(37,736)	153,888
Aesop International[1]	1,302,174	351,944	(186,542)	9,337	(34,204)	(47,768)	92,768
Corporate expenses	-	(61,809)	-	8,161	(48,611)	(311,810)	(414,069)
Consolidated	14,444,690	2,468,664	(1,117,416)	1,955,784	(2,795,874)	(355,691)	155,467
	2021
	Reconciliation to net income (loss) for the year
	Financial Revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expense	Income tax	Net income (loss)
Natura &Co Latam	22,413,401	2,595,653	(871,973)	3,181,237	(3,881,418)	165,137	1,188,636
Avon International[1]	9,329,325	272,655	(830,931)	421,123	(894,318)	210,705	(919,316)
The Body Shop International[1]	5,821,776	1,023,095	(795,127)	63,939	(137,834)	(158,973)	(4,900)
Aesop International[1]	2,600,185	622,944	(293,492)	30,380	(75,372)	(90,277)	194,183
Corporate expenses	-	(604,594)	-	309,884	(44,598)	921,394	582,086
Consolidated	40,164,687	3,909,753	(2,791,523)	4,006,563	(5,033,540)	1,047,986	1,040,689

Summary of operating segments of assets and liabilities
	2021				2020
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura &Co Latam	18,060,879	29,580,551	7,462,550	8,794,843	20,228,016	30,706,123	9,349,461	9,060,600
Avon International[1]	14,286,498	17,512,750	2,783,907	5,100,109	12,486,733	16,036,743	3,467,099	5,625,774
The Body Shop International[1]	8,166,363	10,813,064	1,690,622	2,485,200	7,821,884	10,474,191	2,291,459	1,812,991
Aesop International[1]	1,520,514	2,542,125	610,451	648,695	1,395,628	2,148,869	488,662	618,531
Corporate expenses	964,359	-	1,146,347	1,159,041	250,516	1,551,671	562,905	253,007
Consolidated	42,998,613	60,448,490	13,693,877	18,187,888	42,182,777	60,917,597	16,159,586	17,370,903

	2020				2019
	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non-current assets	Total assets	Current liabilities	Non-current liabilities
Natura &Co Latam	20,228,016	30,706,123	9,349,461	9,060,600	4,574,087	9,328,858	3,116,454	8,235,678
Avon International[1]	12,486,733	16,036,743	3,467,099	5,625,774	-	-	-	-
The Body Shop International[1]	7,821,884	10,474,191	2,291,459	1,812,991	6,146,960	7,369,250	1,065,447	1,477,149
Aesop International[1]	1,395,628	2,148,869	488,662	618,531	1,033,408	1,435,830	255,616	590,917
Corporate expenses	250,516	1,551,671	562,905	253,007	-	3,050,574	3,080,906	-
Consolidated	42,182,777	60,917,597	16,159,586	17,370,903	11,754,455	21,184,512	7,518,423	10,303,744

[1] The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.

Summary of revenue and assets by geographical area wise
	Net revenue			Non-current assets
	2021	2020	2019	2021	2020
Asia	3,719,131	2,929,063	782,940	1,216,942	768,878
North America	6,227,104	5,120,953	1,750,957	6,459,026	5,939,728
Mexico	3,879,033	3,205,609	767,361	3,640,644	3,263,833
Other	2,348,070	1,915,344	983,596	2,818,382	2,675,896
South America	17,436,131	16,484,363	8,340,025	14,250,548	14,810,020
Brazil	10,481,869	11,113,810	6,324,227	11,953,325	12,159,245
Argentina	2,973,638	1,999,461	794,749	1,036,205	1,041,392
Other	3,980,624	3,371,092	1,221,049	1,261,018	1,609,383
Europe, Middle East and Africa (EMEA)	11,771,601	11,580,586	2,909,968	19,276,178	19,615,198
United Kingdom	4,187,200	4,117,699	2,115,385	12,162,597	17,059,017
Other	7,584,402	7,462,887	794,583	7,113,581	2,556,181
Oceania	1,010,721	807,015	660,800	1,795,919	1,048,953
Consolidated	40,164,687	36,921,980	14,444,690	42,998,613	42,182,777